ABN AMRO Funds
                                                    Common Shares
                                                   Investor Shares
                                      Supplement dated November 24, 1999 to the
                                             Prospectus dated May 3, 1999

Money Market Funds: Treasury Money Market Fund(US) , Government Money Market Fund(US), Money Market Fund(US) and Tax-Exempt Money Market Fund(US)

Bond  Funds:  Fixed  Income  Fund(US),   Intermediate  Government  Fixed  Income
Fund(US), Tax-Exempt Fixed Income Fund(US) and Limited Volatility Fixed Income Fund(US)

Balanced Fund:  Balanced Fund(US)

Stock Funds: Value Fund(US), Growth Fund(US), Small Cap Growth Fund(US) and Real Estate Fund(US)

International Funds: International Equity Fund(US), TransEurope Fund(US), Asian Tigers Fund(US), Latin America Equity Fund(US) and International Fixed Income Fund(US)

This supplement supersedes and replaces any existing supplements to the prospectuses for the Common Shares and the Investor Shares. This supplement provides new and additional information beyond that contained in the prospectuses for the Common Shares and the Investor Shares. It should be retained and read in conjunction with those prospectuses.

The following replaces and supplements similar information found in the "Investment Advisor" section beginning on page 60 of the prospectus for the Common Shares and page 59 of the prospectus for the Investor Shares:

Messrs. Edmond Leung, Karl Lung, Alex Ng, Lester Poon and Paritosh Thakore, members of the Asian Equity Team, have been jointly and primarily responsible for the day-to-day management of the Asian Tigers Fund since November, 1999.

Edmond Leung, C.F.A., has been associated with the Advisor and/or its affiliates since January, 1995 as a senior portfolio manager. Previously, he worked at Ivory & Sime (Asia) Ltd., Hong Kong, as an investment manager from August, 1992 to January, 1995. Mr. Leung holds an M.B.A. in Finance from the Chinese University of Hong Kong and a B.S. in Chemistry from the University of Hong Kong. Mr. Leung is a member of the Institute of Chartered Financial Analysts, Australian Society of Certified Public Accountants and an Associate Member of the Hong Kong Society of Accountants.

Karl Lung, C.F.A., has been associated with the Advisor and/or its affiliates since March, 1995 as a portfolio manager. Previously, he worked at W.I. Carr (Far East) Ltd., Hong Kong, as a research manager from March, 1993 to March, 1995. Mr. Lung has an M.B.A. from the University of Toronto and an Honorary B.A. in Communications from McMaster University, both located in Canada. Mr. Lung is a member of the Institute of Chartered Financial Analysts.

Alex Ng has served as portfolio manager for the Asian Tigers Fund since July, 1995. Mr. Ng has been associated with the Advisor and/or its affiliates since 1988 as a portfolio manager. Mr. Ng also serves as the Managing Director for a Hong Kong-based affiliate of the Advisor and the Chief Investment Officer of an Asian Pacific-based affiliate of the Advisor. Mr. Ng joined ABN AMRO's Investment Representative Office in Singapore in January 1988 before being transferred to the Securities subsidiary in Hong Kong. Previously, Mr. Ng worked as a financial analyst in Malaysia. Mr. Ng holds a degree in Economics from the University of California in Los Angeles.

The following replaces and supplements similar information found in the "Investment Advisor" section beginning on page 60 of the prospectus for the Common Shares and page 59 of the prospectus for the Investor Shares (continued):

Lester Poon has been associated with the Advisor and/or its affiliates since September, 1992 as a portfolio manager. He holds an M.B.A. in Finance and International Business from New York University and a B.S. in Electrical Engineering from the Univeristy of Hong Kong. Mr. Poon is a member of the Institute of Chartered Financial Analysts.

Paritosh Thakore has been associated with the Advisor and/or its affiliates since February, 1995 as a portfolio manager. Previously, he worked at Unifund, S.A., Hong Kong, as an investment manager from July, 1993 to February, 1995. Mr. Thakore holds a B.S. in Economics from the University of Pennsylvania.

John Erickson, Vice President of the Advisor, has served as portfolio manager for the Tax-Exempt Fixed Income Fund since October, 1999. Mr. Erickson has been associated with the Advisor and/or its affiliates since 1997, when he joined as a fixed income strategist. He also works as a municipal bond strategist in the Trust and Asset Management Department at LaSalle National Bank. From 1988 to 1996 Mr. Erickson had management responsibilities for the mutual and common trust municipal funds at First Chicago. Mr. Erickson holds an M.B.A. in Finance from Northwestern University and a B.B.A. in Business Administration with a concentration in Finance from the University of Notre Dame.

Steven Haldi, Vice President of the Advisor, has served as portfolio manager for the Tax-Exempt Money Market Fund since October, 1999. Before joining the Advisor, Mr. Haldi worked for 15 years at First National Bank of Chicago in the Fixed Income Portfolio Management Group. Mr. Haldi holds an M.B.A. from Benedictine University and a B.S. in Finance from Eastern Illinois University.

Messrs. Boal, Germack and Youngberg, members of the Fixed Income Portfolio Management Team, are jointly and primarily responsible for the day-to-day management of the Fixed Income Fund and the fixed income portion of the Balanced Fund. Messrs. Boal and Youngberg have been members of the team since January, 1999 and Mr. Germack since August, 1999.

Frank Germack III, C.F.A., Vice President of the Advisor, has served as portfolio manager for the Intermediate Government Fixed Income Fund, the fixed income portion of the Balanced Fund and the Fixed Income Fund since August, 1999. Mr. Germack joined the Advisor in March, 1998 as an analyst. Previously, Mr. Germack served as an analyst with Ford Motor Credit Company and as an assistant portfolio manager with Ford Life Insurance Company. Mr. Germack holds an M.B.A. in Finance from Pennsylvania State University and a B.S.M. in Finance from Tulane University. Mr. Germack is a member of the Association of Investment Management and Research and the Investment Analysts Society of Chicago. Edwin Bruere, C.F.A., Senior Vice President of the Advisor, has served as co-manager of the Value Fund since August, 1999.

Mr. Bruere has been associated with the Advisor and its predecessors since 1988. He has served as a member of a portfolio management committee and as a portfolio manager. Previously, he served two years as a Managing Director of an investment management firm and six years as a Senior Director at Continental Bank (Bank of America). Mr. Bruere holds an M.B.A. from Indiana University and a B.S. in Business from Iowa State University.

Kurt Moeller, Vice President of the Advisor, has served as co-manager of the Value Fund since August, 1999. Mr. Moeller began his investment career in 1995 as a research assistant for the Indiana University Foundation. He worked as a fundamental equity analysts at Grantham, Mayo, Van Otterloo & Co., LLC, a Boston money management firm, from 1996 through 1998. Mr. Moeller holds an M.B.A. in Finance from Indiana University and a B.A. in Economics and History from Rice University.

The following replaces and supplements similar information found in the "Investment Advisor" section beginning on page 60 of the prospectus for the Common Shares and page 59 of the prospectus for the Investor Shares (continued):

As of November 1999, Paul Becker and Nancy Ellefson, have been co-managers of the Growth Fund and are jointly and primarily responsible for the day-to-day management of the Fund.

Paul Becker, C.F.A., Group Senior Vice President of the Advisor, has been associated with the Advisor or its affiliates since 1984 and has served as a Group Senior Vice President for the Advisor since May, 1999 and as a Group Senior Vice President for LaSalle National Bank since October, 1984. As Group Senior Vice President for the Advisor, Mr. Becker is responsible for various investment process activities that include asset allocation, stock selection and fixed income teams. Mr. Becker has over 19 years of investment management experience and over 10 years of teaching experience in economics. Mr. Becker holds an M.B.A. and a B.S. in Economics and a B.S. in Finance from DePaul University and is a member of the Investment Analysts Society of Chicago and Association for Investment Management and Research.

Nancy Ellefson, C.F.A., Vice President of the Advisor, has served as an analyst and assistant portfolio manager of the Growth Fund since 1993. Ms. Ellefson holds an M.B.A. in Finance from DePaul University and a B.S. in Business Management and Finance from the University of Wisconsin - Parkside and is a member of the Investment Analysts Society of Chicago.

Messrs. Bettink, Leo, Maas, Maters, Moolenburgh, Neihoff, Ploeger and Postma and Ms. Pals-de Groot, members of the International Equity Team, are jointly and primarily responsible for the day-to-day management of the International Equity Fund. Mr. Maters has been a member of the International Equity Team since November, 1999 and the other portfolio managers since April, 1999.

Jacco Maters has been associated with the Advisor and/or its affiliates since July, 1996 as a portfolio manager. Mr. Maters has a degree in Economics from the University of Tilburg, The Netherlands.

Shares of the Intermediate Government Fixed Income Fund are no longer offered for sale to new investors. On November 30, 1999, all shares of the Fund still outstanding will be redeemed in connection with the Fund's termination.

Effective November 30, 1999, the Limited Volatility Fixed Income Fund will be terminated.

Effective July 31, 1999, the Small Cap Value Fund was terminated and all outstanding shares were redeemed.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


ABN-A-029-01